Notes Payable and Other Related Party Transactions (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 25,000	$ 13,018